CONTRACT ASSETS, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CONTRACT ASSETS, NET
Contract receivable- "Smart Campus" related technological consulting services with FMP (1)	$ 1,350,683	$ 3,730,203
Contract receivable- "Smart Campus" project maintenance and technical support fee with FMP	601,461	600,134
Contracts receivable - Other "Smart Campus" related technological consulting services	54,345	245,761
Financing component associated with FMP contract receivable (1)	7,657	135,465
Total contracts receivable, net	2,014,146	4,711,563
Less: current portion of contract receivable	2,014,146	4,448,946
Contracts receivable, non-current	$ 0	$ 262,617